UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    October 18, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $225177



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    19597   332153 SH       SOLE                   102788            229365
American Tel & Tel             COMMON STOCK     001957109     4901   112670 SH       SOLE                    43687             68983
Anheuser Busch                 COMMON STOCK     035229103     1251    17860 SH       SOLE                     3200             14660
Associates First Capital Corp  COMMON STOCK     046008108     6536   181550 SH       SOLE                    59120            122430
Avon Products Inc              COMMON STOCK     054303102     2793   112576 SH       SOLE                    36266             76310
BMC Software                   COMMON STOCK     055921100     9549   133440 SH       SOLE                    46585             86855
Borders Group                  COMMON STOCK     099709107    12886   877348 SH       SOLE                   256878            620470
Cendant Corp                   COMMON STOCK     151313103     9349   526677 SH       SOLE                   174436            352241
Cisco Systems                  COMMON STOCK     17275R102     7171   104593 SH       SOLE                    36763             67830
Enron Corp                     COMMON STOCK     293561106    10958   266860 SH       SOLE                    87650            179210
Freddie Mac                    COMMON STOCK     313400301     6608   127075 SH       SOLE                    41480             85595
GTE Corp                       COMMON STOCK     362320103     9109   118485 SH       SOLE                    38910             79575
General Elec Co                COMMON STOCK     369604103      645     5436 SH       SOLE                     1570              3866
H & R Block Inc                COMMON STOCK     093671105     6525   150225 SH       SOLE                    50100            100125
Household Intl                 COMMON STOCK     441815107     7776   193785 SH       SOLE                    62747            131038
IMS Health Inc                 COMMON STOCK     449934108     6206   272026 SH       SOLE                    88606            183420
Int'l Business Mach            COMMON STOCK     459200101     9084    75075 SH       SOLE                    23720             51355
Intel Corp                     COMMON STOCK     458140100     5030    67685 SH       SOLE                    20930             46755
Interpublic Group Cos Inc      COMMON STOCK     460690100      614    14925 SH       SOLE                    11125              3800
Johnson & Johnson              COMMON STOCK     478160104     8300    90340 SH       SOLE                    29415             60925
Kroger Co                      COMMON STOCK     501044101     7169   324920 SH       SOLE                    91830            233090
Linear Tech                    COMMON STOCK     535678106      294     5000 SH       SOLE                                       5000
Lowe's Companies Inc           COMMON STOCK     548661107     1214    24900 SH       SOLE                      600             24300
Lucent Technologies Inc        COMMON STOCK     549463107      272     4190 SH       SOLE                                       4190
MBNA Corp                      COMMON STOCK     55262L100     6420   281420 SH       SOLE                    97303            184117
MCI Worldcom Inc               COMMON STOCK     55268B106     6280    87380 SH       SOLE                    29450             57930
McDonald's Corp                COMMON STOCK     580135101      467    10800 SH       SOLE                                      10800
Microsoft Corp                 COMMON STOCK     594918104      237     2615 SH       SOLE                     1115              1500
Minerals Technologies          COMMON STOCK     603158106     6502   133889 SH       SOLE                    41704             92185
Oracle Corp                    COMMON STOCK     68389X105      214     4700 SH       SOLE                      670              4030
Pepsico                        COMMON STOCK     713448108     3292   107931 SH       SOLE                    34146             73785
Pfizer                         COMMON STOCK     717081103      853    23770 SH       SOLE                      880             22890
Philip Morris                  COMMON STOCK     718154107     7994   233817 SH       SOLE                    78247            155570
Pitney Bowes                   COMMON STOCK     724479100     7268   119266 SH       SOLE                    39366             79900
QualComm Inc                   COMMON STOCK     747525103    21840   115440 SH       SOLE                    35055             80385
Standard & Poors Dep Rcpts     COMMON STOCK     78462F103      819     6360 SH       SOLE                     6360
TCF Financial Corp             COMMON STOCK     872275102      343    12000 SH       SOLE                                      12000
Warner-Lambert                 COMMON STOCK     934488107     4779    72005 SH       SOLE                    26220             45785
Fidelity Advisor Balanced Clas MUTUAL FUNDS     315807867      600 32847.599SH       SOLE                                  32847.599
Janus Investment Fd Growth & I MUTUAL FUNDS     471023200     1738 51145.625SH       SOLE                51145.625
Janus Worldwide Fund           MUTUAL FUNDS     471023309      621 11327.613SH       SOLE                11327.613
SEI Tax Managed Large Cap Fund MUTUAL FUNDS     783925571      189 14946.535SH       SOLE                                  14946.535
Vanguard Windsor II            MUTUAL FUNDS     922018205      887 31240.022SH       SOLE                31240.022